Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (287.3)	$ (198.4)	$ (159.2)
Investment expenses	(11.6)	(10.3)	(11.7)
Net investment income	275.7	188.1	147.5
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(115.7)	(95.6)	(87.2)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(5.3)	(0.6)	(0.1)
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.3)	(0.1)	0.0
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(39.9)	(6.6)	(0.7)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.2)	(0.3)	(0.9)
Privately-held investments, Available for Sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.1)	0.0	0.0
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(44.7)	(24.3)	(18.2)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(17.8)	(13.9)	(21.9)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (98.9)	$ (57.0)	$ (30.2)